Capital and reserves (Table)	12 Months Ended
Dec. 31, 2020
Capital and reserves
Schedule of share capital

	2020	2019
Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	100,000,000	100,000,000
Balance at the end of the year	100,000,000	100,000,000
Ordinary shares – in US$’000’s	88	88
– in NIS’000’s	300	300

Schedule of share-based payment arrangements

		Number of		Contractual
Grant date	Instrument terms	instruments	Vesting Terms	life
June 30, 2018	Each option is exercisable into one ordinary share, at the exercise price of the share on the grant date.	4,990,000	50%, 25% and 25% of the options are exercisable following a service period of 2 years, 3 years and 4 years, respectively.	6 years

Schedule of measurement inputs for fair value of options

Share price on grant date	USD 1.00
Exercise price	USD 1.00
Expected volatility	31.9%
Expected life	6 years
Expected dividends	0%
Risk-free interest rate	2.7%

Schedule of earnings (loss) per share

	2020	2019	2018
	US$’000
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings (loss) per share	517,961	(18,149)	(125,653)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	100,000,000	100,000,000	100,000,000
Effect of share options	4,530,892
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	104,530,892	100,000,000	100,000,000